Income tax expenses - Composition of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets
Licensed copyrights		¥ 4,438	¥ 3,893
Tax losses carried forward and others		47,586	46,945
Total deferred tax assets, gross		52,024	50,838
Valuation allowance		(36,530)	(36,363)
Total deferred tax assets		15,494	14,475
Deferred tax liabilities
Identifiable intangible assets		(18,751)	(20,773)
Withholding tax on undistributed earnings		(8,170)	(8,106)
Equity method investees and others		(34,824)	(32,827)
Total deferred tax liabilities		(61,745)	(61,706)
Net deferred tax liabilities		(46,251)	(47,231)
Undistributed earnings intended to be invested indefinitely in the PRC		233,600	¥ 176,400
Ant Group
Deferred tax liabilities
Deferred tax effect	¥ 19,700
Equity interest (as a percent)	33.00%
Singapore
Income tax
Accumulated tax losses of subsidiaries		32,033
Hong Kong
Income tax
Accumulated tax losses of subsidiaries		4,918
Indonesia
Income tax
Accumulated tax losses of subsidiaries		2,458
PRC
Income tax
Accumulated tax losses of subsidiaries		¥ 136,741